Earnings Per Share	6 Months Ended
Sep. 30, 2021
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Earnings Per Share
15	EARNINGS PER SHARE
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the six months ended September 30, 2021 and 2020.

	For the six months ended September 30,
	2021	2020

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥361,393	¥316,382
Weighted average number of common stock in issue (in thousands of shares)	1,370,657	1,369,998

Basic earnings per share	¥263.66	¥230.94

Diluted:
Profit attributable to the common shareholders of the Company	¥361,393	¥316,382
Impact of dilutive potential ordinary shares issued by subsidiaries	—	—

Net profit used to determine diluted earnings per share	¥361,393	¥316,382

Weighted average number of common stock in issue (in thousands of shares)	1,370,657	1,369,998
Adjustments for stock options (in thousands of shares)	602	677

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,371,259	1,370,675

Diluted earnings per share	¥263.55	¥230.82